OFFSETTING OF FINANCIAL ASSET AND LIABILITIES	12 Months Ended
Dec. 31, 2023
OFFSETTING OF FINANCIAL ASSET AND LIABILITIES
OFFSETTING OF FINANCIAL ASSET AND LIABILITIES

30.    OFFSETTING OF FINANCIAL ASSET AND LIABILITIES

A financial asset and a financial liability shall be offset and the net amount presented in the statement of financial position when, and only when, Grupo Supervielle fulfill with paragraph 42 of IAS 32, and currently has a legally enforceable right to set off the recognized amounts; and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously,

In addition, Grupo Supervielle has master netting arrangement that do not satisfy the offsetting criteria but creates a right of set-off that becomes enforceable and affects the realization or settlement of individual financial assets and financial liabilities only following a specified event of default or in other circumstances not expected to arise in the normal course of business,

As of December 31, 2023 and 2022, the amount of assets and liabilities subject to a master netting arrangement not offset is as follows:

			Net in Financial	Amounts subject to a master
	Gross	Amount	Statements	netting arrangement not offset
12/31/2023	amount (a)	offset (b)	(c) = (a) + (b)	Financial asset / (Financial liability)	Collateral	Net amount
Debts with businesses for consumption by our customers with credit card	—	—	—	(872,707)	(24,334,219)	(25,206,926)
Derivatives instruments	183,690	2,685,919	2,869,609	—	—	—
Total	183,690	2,685,919	2,869,609	(872,707)	(24,334,219)	(25,206,926)

			Net in Financial	Amounts subject to a master
	Gross	Amount	Statements	netting arrangement not offset
12/31/2022	amount (a)	offset (b)	(c) = (a) + (b)	Financial asset / (Financial liability)	Collateral	Net amount
Credit cards transactions	—	—	—	(959,658)	(26,592,007)	(27,551,665)
Derivatives instruments	270,814	363,673	634,487	—	—	—
Total	270,814	363,673	634,487	(959,658)	(26,592,007)	(27,551,665)